Business and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Oct. 01, 2013	Jan. 01, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Noodles & Company and its subsidiaries. All intercompany balances and transactions are eliminated in consolidation.

Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Noodles & Company and its subsidiaries. All intercompany balances and transactions are eliminated in consolidation.

Fiscal Year
Fiscal Year
The Company operates on a 52- or 53-week fiscal year ending on the Tuesday closest to December 31. Fiscal year 2013, which ends on December 31, 2013 and fiscal year 2012, which ended on January 1, 2013, each contain 52 weeks. Fiscal quarters each contain thirteen weeks, with the exception of the fourth quarter of a 53 week fiscal year, which contains fourteen weeks.

Fiscal Year
The Company operates on a 52 or 53 week fiscal year ending on the Tuesday closest to December 31. Fiscal years 2012 and 2010, which ended on January 1, 2013 and December 28, 2010, respectively, each contained 52 weeks. Fiscal year 2011, which ended on January 3, 2012, contained 53 weeks.

Estimates
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications
Reclassifications
In the third quarter of 2013, the Company changed the manner in which it reports marketing expenses between general and administrative expenses and other restaurant operating costs to more appropriately reflect only those costs directly related to restaurant-level marketing in other restaurant operating costs.  Marketing costs previously reported as restaurant operating costs, that were not directly related to restaurant-level marketing, have been reclassified to general and administrative expense in the Company's consolidated financial statements in all periods presented. In the first two quarters of 2013 and the first two quarters of 2012, $1.0 million and $1.3 million, respectively, have been reclassified from restaurant operating costs to general and administrative expense. The change has no impact on income from operations.

Reclassifications
During 2013, the Company changed the manner in which it reports marketing expenses between general and administrative expenses and other restaurant operating costs to more appropriately reflect only those costs directly related to restaurant-level marketing in other restaurant operating costs.  Marketing costs previously reported as restaurant operating costs, that were not directly related to restaurant-level marketing, have been reclassified to general and administrative expense in the Company's consolidated financial statements in all periods presented.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investment instruments with an initial maturity of three months or less when purchased to be cash equivalents. Amounts receivable from credit card processors are converted to cash shortly after the related sales transaction and considered to be cash equivalents because they are both short-term and highly liquid in nature. Amounts receivable from credit card processors and considered cash equivalents as of January 1, 2013 and January 3, 2012 were $2.5 million and $1.0 million, respectively, and were offset on the consolidated balance sheets by payments processed by the Company, but not yet redeemed by the payee. Book overdrafts, which are outstanding checks in excess of cash and cash equivalents, are recorded with accounts payable in the accompanying consolidated balance sheets and within operating activities in the accompanying statements of cash flows.

Accounts Receivable		Accounts Receivable Accounts receivable consist primarily of tenant improvement receivables and vendor rebates receivable, as well as amounts due from franchisees and other miscellaneous receivables.
Inventories
Inventories
Inventories consist of food, beverages, supplies, and smallwares, and are stated at the lower of cost (first-in, first-out method) or market. Smallwares inventory, which consist of the plates, silverware, and cooking utensils used in the restaurants, are frequently replaced and are considered current assets. Replacement costs of smallwares inventory are recorded as other restaurant operating costs and are expensed as incurred.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost, less accumulated depreciation. Expenditures for major renewals and improvements are capitalized, while expenditures for minor replacements, maintenance and repairs are expensed as incurred. Upon retirement or disposal of assets, the accounts are relieved of cost and accumulated depreciation and the related gain or loss is reflected in earnings. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the estimated useful life or the lease term, which generally includes option periods that are reasonably assured to be exercised. Depreciation and amortization expense on property and equipment, including assets under capital lease, was $16.7 million in 2012, $14.5 million in 2011 and $13.9 million in 2010.
The estimated useful lives for property and equipment are:

Property and Equipment	Estimated Useful Lives
Leasehold improvements	Shorter of lease term or estimated useful life, not to exceed 20 years
Furniture and fixtures	3 to 15 years
Equipment	3 to 7 years
The Company capitalizes internal payroll and payroll related costs directly related to the successful acquisition, development, design and construction of its new restaurants. Capitalized internal costs were $2.3 million, $1.8 million and $1.6 million in 2012, 2011 and 2010, respectively. Interest incurred on funds used to construct company-owned restaurants is capitalized and amortized over the estimated useful life of the related assets.

Other Assets
Other Assets
Other assets consist primarily of unamortized debt issuance costs, long term deposits, trademark rights and transferable liquor licenses. Direct costs incurred for the issuance of debt are capitalized and amortized using the straight-line method, which approximates the effective interest method, over the term of the debt. During 2012 and 2011, the Company incurred debt issuance costs related to an amendment of its credit facility in 2012 and its financing in 2011. See Note 4, Borrowings.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets is measured by a comparison of the carrying amount of the assets to the future undiscounted net cash flows expected to be generated by the assets. Identifiable cash flows are measured at the lowest level for which they are largely independent of the cash flows of other groups of assets and liabilities, generally at the restaurant level. If the assets are determined to be impaired, the amount of impairment recognized is the amount by which the carrying amount of the assets exceeds their fair value, which is based on discounted future cash flows. Estimates of future cash flows are based on the Company's experience and knowledge of local operations. The Company recorded impairment charges of certain long-lived assets of $0.1 million, $0.7 million and $2.3 million in 2012, 2011 and 2010, respectively, which are included in asset disposals, closure costs and restaurant impairments in the consolidated statements of income. Fair value of the restaurants was determined using Level 3 inputs (as described in Note 6, Fair Value Measures) based on a discounted cash flows method at a market level through the estimated date of closure.

Self Insurance Programs
Self-Insurance Programs
The Company self-insures for health, workers' compensation, general liability and property damage. Predetermined loss limits have been arranged with insurance companies to limit the Company's per occurrence cash outlay. Estimated costs to settle reported claims and incurred but unreported claims for health and workers' compensation self-insured plans are recorded in accrued payroll and benefits and for general liability and property damage in accrued expenses and other liabilities.

Concentrations of Credit Risk
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company's cash balances may exceed federally insured limits. Credit card transactions at the Company's restaurants are processed by one service provider. Concentration of credit risk related to accounts receivable are limited, as the Company's receivables are primarily amounts due from landlords for the reimbursement of tenant improvements and the Company generally has the right to offset rent due for tenant improvement receivables.

Revenue Recognition
Revenue Recognition
Revenue consists of sales from restaurant operations and franchise royalties and fees. Revenue from the operation of company-owned restaurants are recognized when sales occur. The Company reports revenue net of sales and use taxes collected from customers and remitted to governmental taxing authorities.
The Company sells gift cards which do not have an expiration date, and it does not deduct non-usage fees from outstanding gift card balances. The Company recognizes revenue from gift cards when the gift card is redeemed by the customer or the Company determines the likelihood of the gift card being redeemed by the customer is remote ("gift card breakage"). The determination of the gift card breakage rate is based upon Company-specific historical redemption patterns. The Company has determined that approximately 6% of gift cards will not be redeemed, which is recognized ratably over the estimated redemption period of the gift card, approximately 18 months. The Company recognized gift card breakage of $0.2 million in 2012 and $0.1 million in 2011 and 2010, in restaurant revenue.
Royalties from franchise restaurants are based on a percentage of restaurant revenues and are recognized in the period the related franchised restaurants' sales occur. Development fees and franchise fees, portions of which are collected in advance, are nonrefundable and are recognized in income when all material services or conditions relating to the sale of the franchise have been substantially performed or satisfied by the Company. Both franchise fees and development fees will generally be recognized upon the opening of a franchise restaurant or upon termination of the agreement(s) between the Company and the franchisee.

Pre-Opening Costs
Pre-Opening Costs
Pre-opening costs, including rent, wages, benefits and travel for the training and opening teams, food, beverage, and other restaurant operating costs, are expensed as incurred prior to a restaurant opening for business.

Advertising and Marketing Costs
Advertising and Marketing Costs
Advertising and marketing costs are expensed as incurred and aggregated $2.8 million, $2.3 million and $2.1 million in 2012, 2011 and 2010, respectively. These costs are included in restaurant operating costs, general and administrative expenses and pre-opening costs based on the nature of the advertising and marketing costs incurred.

Rent
Rent
Rent expense for the Company's leases, which generally have escalating rentals over the term of the lease, is recorded on a straight-line basis over the lease term. The lease term includes renewal options which are reasonably assured of being exercised and begins when the Company has control and possession of the leased property, which is typically before rent payments are due under the lease. The difference between the rent expense and rent paid is recorded as deferred rent in the consolidated balance sheets. Rent expense for the period prior to the restaurant opening is reported in pre-opening costs in the consolidated statements of income. Tenant incentives used to fund leasehold improvements are recorded in deferred rent and amortized as a reduction of rent expense over the term of the lease. Certain leases contain rental provisions based on the sales of the underlying restaurants; the Company has determined that the amount of these provisions is immaterial.

Provision (Benefit) for Income Taxes
Provision (Benefit) for Income Taxes
Provision (benefit) for income taxes is accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those deferred amounts are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company's policy is to recognize interest to be paid on an underpayment of income taxes in interest expense and any related statutory penalties in provision (benefit) for income taxes in the consolidated statement of income.

Comprehensive Income (Loss)
Comprehensive Income (Loss)
Comprehensive income (loss) consists of the net income (loss) and other gains and losses affecting stockholders' equity that, under accounting principles generally accepted in the United States, are excluded from net income. Other comprehensive income (loss), presented in the consolidated statements of comprehensive income for 2012 and 2011, consists of the unrealized income (loss), net of tax, on the Company's cash flow hedges. See Note 5, Derivative Instruments.

Stock Compensation Expense
Stock Compensation Expense
The Company recognizes stock-based compensation using fair value measurement guidance for all share-based payments, including stock options and warrants. For option awards, expense is recognized ratably over the vesting period in an amount equal to the fair value of the stock-based awards on the date of grant determined using the Black-Scholes option pricing model. Warrants are valued using the fair value of the common stock as of the measurement date. See Note 10, Stock-Based Compensation.

Earnings Per Share
Earnings Per Share
Basic earnings per share ("EPS") are calculated by dividing income available to common shareholders by the weighted-average number of shares of common stock outstanding during each period. Diluted earnings per share is calculated using income available to common shareholders divided by diluted weighted-average shares of common stock outstanding during each period. Potentially dilutive securities include shares of common stock underlying stock options and restricted stock. Diluted EPS considers the impact of potentially dilutive securities except in periods in which there is a loss because the inclusion of the potential common shares would have an anti-dilutive effect. Convertible preferred stock is considered converted to common. See Note 11, Earnings Per Share.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In February 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2013-2, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income," which revises disclosure requirements related to components of other comprehensive income. The Company adopted ASU 2013-2 effective January 2, 2013. The adoption concerns presentation and disclosure only and did not have an impact on the Company's consolidated financial position or results of operations.

Recent Accounting Pronouncements
In June 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-05, "Presentation of Comprehensive Income," which revises the manner in which companies present comprehensive income. Under ASU 2011-05, companies may present comprehensive income, which is net income adjusted for components of other comprehensive income, either in a single continuous statement or in two separate but consecutive statements. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted ASU 2011-05 during 2012 and elected to present comprehensive income in the statements of comprehensive income. The adoption concerns presentation and disclosure only and did not have an impact on the Company's consolidated financial position or results of operations.
In May 2011, the FASB issued ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")." This pronouncement was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between US GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This pronouncement is effective for reporting periods beginning on or after December 15, 2011. The adoption of ASU 2011-04 on January 4, 2012 increased the Company's fair value disclosure requirements but did not have an impact on its consolidated financial statements.